Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment	Dec. 31, 2023
Land and buildings [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	7 years
Land and buildings [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	21 years
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	3 years
Vehicle [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	4 years
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	5 years